Causeway Emerging Markets Fund
CAUSEWAY EMERGING MARKETS FUND
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Causeway Emerging Markets Fund	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Causeway Emerging Markets Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Other Expenses		0.20%	0.20%
Shareholder Service Fees		none	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.22%	1.47%
[1]	"Total Annual Fund Operating Expenses" disclosed above differ from the "Ratio of Expenses to Average Net Assets" in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Causeway Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	124	387	670	1,477
Investor Class	150	465	803	1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. Generally these investments include common stock, preferred and preference stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, and exchange-traded funds (“ETFs”) that invest in emerging markets securities.

The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Fund. The Investment Adviser’s proprietary computer model analyzes a variety of factors to assist in selecting securities. The model currently analyzes factors relating to valuation, earnings growth, technical indicators, macroeconomics, currency, countries and sectors.

The Fund invests in ten or more emerging markets, and, if the Fund invests in a country, the percentage of the Fund’s total assets attributable to that country is not expected to be greater than the weight of that country in its benchmark, the MSCI Emerging Markets Index (Gross) (the “MSCI EM Index”), plus 5 percentage points, or less than the weight of that country in the MSCI EM Index minus 5 percentage points. For these purposes, emerging markets include, but are not limited to, countries included in the MSCI EM Index, which currently are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. In addition, at the discretion of the Investment Adviser, the Fund may invest in the aggregate up to 10% of total Fund assets in less developed emerging markets not included in the MSCI EM Index. The Investment Adviser determines the country where a company is located, and thus whether a company is located in an emerging market, by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. The Fund considers a country to be an emerging market if the country is included in the MSCI EM Index.

The Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund’s investments in companies in emerging markets, including common stock, preferred and preference stocks, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and ETFs that invest in emerging markets securities, involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Some of the Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Small companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, small companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of small capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of small capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

See “Investment Risks” beginning on page 41 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include emerging markets securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, and especially emerging markets.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and five years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:

During the period shown in the bar chart, the best quarter was 38.15% (6/30/09) and the worst quarter was -31.44% (9/30/08).
Average Annual Total Returns
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
For the periods ended December 31, 2014:
Average Annual Total Returns Causeway Emerging Markets Fund	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	2.07%	5.29%	4.49%	Mar. 30, 2007
Institutional Class Fund Returns After Taxes on Distributions	1.72%	5.15%	4.18%	Mar. 30, 2007
Institutional Class Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.86%	4.42%	3.75%	Mar. 30, 2007
Investor Class	1.83%	5.09%	4.36%	Mar. 30, 2007
MSCI EM Index (Gross) (reflects no deduction for fees, expenses or taxes)	(1.82%)	2.11%	3.20%	Mar. 30, 2007